BIOLOGICAL ASSETS	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about biological assets [abstract]
BIOLOGICAL ASSETS [Text Block]
NOTE 8:-	BIOLOGICAL ASSETS

The Group’s biological assets consist of cannabis plants. The changes in the carrying value of biological assets are as follows:

Balance at of January 1, 2022	$1,687

Production costs capitalized	7,744
Changes in fair value less cost to sell due to biological transformation	84
Transferred to inventory upon harvest	(9,025)
Restructuring disposal	(108)
Foreign exchange translation	62
Deconsolidation of Trichome (see Note 25)	(444)

Balance at of December 31, 2022	-

Balance at of December 31, 2023	-

The fair value of biological assets is categorized within Level 3 of the fair value hierarchy.

The inputs and assumptions used in determining the fair value of biological assets include:

1.	Selling price per gram - calculated as the weighted average historical selling price for all strains of cannabis sold by the Group, which is expected to approximate future selling prices.

2.
Post-harvest costs - calculated as the cost per gram of harvested cannabis to complete the sale of cannabis plants post-harvest, consisting of the cost of direct and indirect materials, depreciation and labor as well as labelling and packaging costs.

3.	Attrition rate - represents the weighted average percentage of biological assets which are expected to fail to mature into cannabis plants that can be harvested.

4.	Average yield per plant - represents the expected number of grams of finished cannabis inventory which are expected to be obtained from each harvested cannabis plant.

5.
Stage of growth - represents the weighted average number of weeks out of the average weeks growing cycle that biological assets have reached as of the measurement date. The growing cycle is approximately 12 weeks.

The following table quantifies each significant unobservable input, and also provides the impact a 10% increase/decrease in each input would have on the fair value of biological assets:

	December 31,		10% change as at December 31,
	2023	2022	2023	2022

Average selling price per gram of dried cannabis (in CAD)	-	$3.21	-	$60
Average post-harvest costs per gram of dried cannabis (in CAD)	-	$0.75	-	$17
Attrition rate	-	51%	-	44%
Average yield per plant (in grams)	-	38	-	42
Average stage of growth	-	82%	-	39%

These estimates are subject to volatility in market prices and a number of uncontrollable factors, which could significantly affect the fair value of biological assets in future periods.

The Group’s estimates are, by their nature, subject to change including differences in the anticipated yield. These changes will be reflected in the gain or loss on biological assets in future periods.